                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31 2001

Check here if Amendment [ ]; Amendment Number: _________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

           Richard A. Kayne         Los Angeles, California         11 May 2001

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total:      $    82,493
                                             (thousands)

List of Other Included Managers:

NONE
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as of 03/31/2001

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4               COLUMN 5                COLUMN 6    COLUMN 7
--------------------------------- -------------- ----------- ---------- --------------------------------- ------------- -----------
                                        TITLE                  VALUE     SHARES or                 PUT/     INVESTMENT    OTHER
           NAME OF ISSUER             OF CLASS      CUSIP     (X 1000)    PRN AMT       SH/PRN     CALL     DISCRETION   MANAGERS
--------------------------------- -------------- ----------- ---------- -------------  ---------- ------- ------------- -----------
ACM Govt Income Fd Inc                   COM      000912105    $   662        83,810      SH                   SOLE
AT&T Corp                                COM      001957109    $   213        10,000      SH                   SOLE
Big Dog Hldgs Inc                        COM      089128102    $   620       153,900      SH                   SOLE
CVB Finl Corp                            COM      126600105    $   361        22,584      SH                   SOLE
Cannondale Corp                          COM      137798104    $ 2,241       527,301      SH                   SOLE
Center Tr Inc                            COM      151845104    $    55        14,000      SH                   SOLE
Enterprise Prods Partners L P            COM      293792107    $   662        19,100      SH                   SOLE
Glacier Water Svcs Inc                   COM      376395109    $10,620     1,189,918      SH                   SOLE
Glenborough Rlty Tr Inc             PFD CV SER A% 37803p204    $ 1,049        54,200      SH                   SOLE
Hugoton Rty Tr Tex                       COM      444717102    $   437        28,200      SH                   SOLE
Kaneb Services Inc                       COM      484170105    $   119        20,000      SH                   SOLE
Kinder Morgan Energy Partners      UT LTD PARTNER 494550106    $   801        12,700      SH                   SOLE
Lakehead Pipe Line Partners LP      COM UNIT-CL A 511557100    $   859        19,500      SH                   SOLE
Liberty Ppty Tr                      SH BEN INT   531172104    $   803        33,400      SH                   SOLE
Lincoln Natl Conv Secs Fd Inc            COM      534183108    $   236        16,600      SH                   SOLE
Meridian Resource Corp                   COM      58977q109    $10,534     1,477,429      SH                   SOLE
Plains All Amern Pipeline L P      UNIT LTD PARTN 726503105    $ 3,426       153,650      SH                   SOLE
Plains Res Inc                      COM PAR $0.10 726540503    $39,029     1,858,510      SH                   SOLE
Putnam Master Inter Income Tr        SH BEN INT   746909100    $   382        58,000      SH                   SOLE
Ralston Purina Co                        COM      751277302    $ 1,402        45,000      SH                   SOLE
Right Start Inc                        COM NEW    766574206    $ 4,286     1,816,419      SH                   SOLE
Schlumberger Ltd                         COM      806857108    $   576        10,000      SH                   SOLE
Sports Club Inc                          COM      84917P100    $ 2,361       793,628      SH                   SOLE
TC Pipelines LP                    UT COM LTD PRT 87233q108    $   516        23,200      SH                   SOLE
Ugly Duckling Corp                       COM      903512101    $   243        69,500      SH                   SOLE
                                                               -------
                                                               $82,493

              COLUMN 1                              COLUMN 8
---------------------------------  -------------------------------------
                                               VOTING AUTHORITY
           NAME OF ISSUER              SOLE          SHARED      NONE
---------------------------------  --------------  ----------- ---------
ACM Govt Income Fd Inc                  83,810
AT&T Corp                               10,000
Big Dog Hldgs Inc                      153,900
CVB Finl Corp                           22,584
Cannondale Corp                        527,301
Center Tr Inc                           14,000
Enterprise Prods Partners L P           19,100
Glacier Water Svcs Inc               1,189,918
Glenborough Rlty Tr Inc                 54,200
Hugoton Rty Tr Tex                      28,200
Kaneb Services Inc                      20,000
Kinder Morgan Energy Partners           12,700
Lakehead Pipe Line Partners LP          19,500
Liberty Ppty Tr                         33,400
Lincoln Natl Conv Secs Fd Inc           16,600
Meridian Resource Corp               1,477,429
Plains All Amern Pipeline L P          153,650
Plains Res Inc                       1,858,510
Putnam Master Inter Income Tr           58,000
Ralston Purina Co                       45,000
Right Start Inc                      1,816,419
Schlumberger Ltd                        10,000
Sports Club Inc                        793,628
TC Pipelines LP                         23,200
Ugly Duckling Corp                      69,500